Share-based compensation expenses - Share Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Share-based compensation expenses
Share-based compensation expenses	¥ 2,067	$ 283	¥ 4,306		¥ 6,578
Aggregate intrinsic value and Weighted average remaining contractual years
Outstanding as of December	2 years 5 months 4 days	2 years 5 months 4 days
Cost of operation
Share-based compensation expenses
Share-based compensation expenses	¥ 15	$ 2	23		94
Sales and marketing expenses
Share-based compensation expenses
Share-based compensation expenses	391	54	743		872
Research and development expenses
Share-based compensation expenses
Share-based compensation expenses	447	61	920		1,793
General and administrative expenses
Share-based compensation expenses
Share-based compensation expenses	¥ 1,214	$ 166	2,620		3,819
2012 Share Plan of RONG 360
Share-based compensation expenses
Options granted expiration period (in years)	10 years	10 years
2012 Share Plan of RONG 360 | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	4 years	4 years
2012 Share Plan of RONG 360 | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	7 years	7 years
Share Incentive Plan 2017 [Member]
Share-based compensation expenses
Share-based compensation expenses | ¥	¥ 2,067		¥ 4,304		¥ 5,628
Number of shares
Outstanding at the beginning of the period (in shares)	36,967,959	36,967,959	32,441,263		25,438,655
Granted during the year (in shares)	5,868,025	5,868,025	5,970,200		8,320,522
Forfeited during the year (in shares)	(784,770)	(784,770)	(1,175,184)		(714,450)
Exercised during the year (in shares)	(120,760)	(120,760)	(268,320)		(603,464)
Outstanding at the end of the period (in shares)	41,930,454	41,930,454	36,967,959		32,441,263		25,438,655
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01
Granted during the year (in dollars per share) | $ / shares		0.01		0.01		0.01
Forfeited during the year (in dollars per share) | $ / shares		0.01		0.01		0.01
Exercised during the year | $ / shares		0.01		0.01		0.01
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 0.01		$ 0.01		$ 0.01	$ 0.01
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $		$ 210		$ 1,442		$ 2,255	$ 1,056
Outstanding as of December	6 years 6 months 25 days	6 years 6 months 25 days	7 years 21 days		7 years 7 months 24 days		8 years 18 days
Global Share Plan
Share-based compensation expenses
Options granted expiration period (in years)	10 years	10 years
Number of shares
Outstanding at the beginning of the period (in shares)	7,320,830	7,320,830	7,360,330		7,460,250
Forfeited during the year (in shares)					(420)
Exercised during the year (in shares)			(39,500)		(99,500)
Outstanding at the end of the period (in shares)	7,320,830	7,320,830	7,320,830		7,360,330		7,460,250
Weighted average exercise prices
Outstanding at the beginning of the period (in dollars per share) | $ / shares				$ 0.24		$ 0.24
Forfeited during the year (in dollars per share) | $ / shares				0.04		0.56
Exercised during the year | $ / shares				$ 0.25		0.05
Outstanding at the end of the period (in dollars per share) | $ / shares		$ 0.25				$ 0.24	$ 0.24
Aggregate intrinsic value and Weighted average remaining contractual years
Aggregate intrinsic value | $		$ 1		$ 22		$ 54	$ 26
Outstanding as of December	9 years 6 months 21 days	9 years 6 months 21 days	2 years 7 months 20 days		3 years 6 months 18 days		4 years 6 months 7 days
Global Share Plan | Minimum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	1 year	1 year
Global Share Plan | Maximum
Share-based compensation expenses
Vesting period of options granted which are subject to service condition	7 years	7 years
RONG360 Inc. | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options		1
Non-platform business | Global Share Plan
Share-based compensation expenses
Conversion ratio of share options		1